Fixed Asset Impairment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Asset Impairment Charges [Abstract]
Fixed-asset Impairment

12. Fixed-asset Impairment

During the first quarter of 2014, DP&L tested the recoverability of long-lived assets at East Bend, a 186 MW coal-fired plant in Kentucky jointly-owned by DP&L.  Indications during that quarter that the fair value of the asset group was less than its carrying amount were determined to be impairment indicators given how narrowly these long-lived assets had passed the recoverability test during the fourth quarter of 2013.  DP&L performed a long-lived asset impairment test and determined that the carrying amount of the asset group was not recoverable. The East Bend asset group was determined to have a fair value of $2.7 million using the market approach.  As a result, we recognized an asset impairment expense of $11.5 million.  In May 2014, an agreement was signed for the sale of DP&L’s interest in the generating assets at East Bend.  The sale price approximated the carrying value.  This transaction closed on December 30, 2014.

Note 15 – Fixed-asset Impairment

During the first quarter of 2014, DP&L tested the recoverability of long-lived assets at East Bend, a 186 MW coal-fired plant in Kentucky jointly-owned by DP&L.  Indications during that quarter that the fair value of the asset group was less than its carrying amount were determined to be impairment indicators given how narrowly these long-lived assets had passed the recoverability test during the fourth quarter of 2013.  DP&L performed a long-lived asset impairment test and determined that the carrying amount of the asset group was not recoverable. The East Bend asset group was determined to have a fair value of $2.7 million using the market approach.  As a result, we recognized an asset impairment expense of $11.5 million.  East Bend is reported in the Utility segment, however, this impairment is shown within Other in Business Segments (Note 14) due to acquisition adjustments at DPL which were not pushed down to the utility segment..  In May 2014, an agreement was signed for the sale of DP&L’s interest in the generating assets at East Bend.  This transaction closed on December 30, 2014.

During the fourth quarter of 2013, the Company tested the recoverability of the long-lived assets at Conesville, a 129 MW coal-fired station in Ohio jointly-owned by DP&L.  Gradual decreases in power prices as well as lower estimates of future capacity prices in conjunction with the DP&L reporting unit failing step 1 of the annual goodwill impairment test were determined to be an impairment indicator for long-lived assets.  The Company performed a long-lived asset impairment test and determined that the carrying amount of the asset group was not recoverable.  The long-lived asset group subject to the impairment evaluation was determined to be each individual station of DP&L.  This determination was based on the assessment of the stations’ ability to generate independent cash flows. The Conesville asset group was determined to have zero fair value using discounted cash flows under the income approach.  As a result, the Company recognized an asset impairment expense of $26.2 million. Conesville is reported in the Utility segment.